Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS ― 98.6%
	ACCOUNTING, TAX PREPARATION, BOOKKEEPING, AND PAYROLL SERVICES ― 0.3%
878	Paychex, Inc.	$99,978

	AEROSPACE PRODUCT AND PARTS MANUFACTURING ― 1.0%
956	Boeing Co./The *	130,704
2,097	General Electric Co.	133,517
292	Lockheed Martin Corp.	125,548
		389,769
	AGRICULTURAL IMPLEMENT MANUFACTURING ― 0.2%
245	Deere & Co.	73,370

	ALL OTHER ELECTRICAL EQUIPMENT AND COMPONENT MANUFACTURING ― 0.7%
3,186	Emerson Electric Co.	253,414

	ARCHITECTURAL AND STRUCTURAL METALS MANUFACTURING ― 0.1%
296	Nucor Corp.	30,905

	AUTOMOBILE AND LIGHT DUTY MOTOR VEHICLE MANUFACTURING ― 2.2%
7,811	Ford Motor Co.	86,936
1,079	Tesla, Inc. *	726,621
		813,557
	BEVERAGE & FOOD ― 0.7%
1,204	Brown-Forman Corp. - Class B	84,473
707	Constellation Brands, Inc.	164,773
		249,246
	BREAKFAST CEREAL MANUFACTURING ― 0.2%
855	General Mills, Inc.	64,510

	COMMERCIAL BANKING ― 4.2%
9,558	Bank of America Corp.	297,541
2,585	Bank of New York Mellon Corp./The	107,820
2,881	Citigroup, Inc.	132,497
1,192	First Republic Bank/CA	171,886
3,069	JPMorgan Chase & Co.	345,600
9,197	Regions Financial Corp.	172,444
1,334	Truist Financial Corp.	63,272
2,233	US Bancorp	102,763
4,113	Wells Fargo & Co.	161,106
		1,554,929
	COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING ― 7.0%
17,796	Apple, Inc.	2,433,068
1,295	International Business Machines Com.	182,841
		2,615,909
	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES ― 0.5%
596	Cognizant Technology Solutions Corp. - Class A	40,224
742	Match Group, Inc. *	51,710
322	Synopsys, Inc. *	97,791
		189,725
	CONSTRUCTION MACHINERY MANUFACTURING ― 0.4%
926	Caterpillar, Inc.	165,532

	COSMETICS, BEAUTY SUPPLIES, AND PERFUME STORES ― 0.3%
436	Estee Lauder Cos. Inc./The - Class A	111,036

	COURIERS AND EXPRESS DELIVERY SERVICES ― 0.9%
625	FedEx Corp.	141,694
923	United Parcel Service, Inc. - Class B	168,484
		310,178
	CREDIT CARD ISSUING ― 0.3%
628	American Express Co.	87,053
322	Capital One Financial Corp.	33,549
		120,602
	CRUDE PETROLEUM EXTRACTION ― 0.7%
1,074	APA Corp.	37,483
1,713	EOG Resources, Inc.	189,183
235	Pioneer Natural Resources Co.	52,424
		279,090

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)(Continued)

Shares		Value
	DATA PROCESSING, HOSTING, AND RELATED SERVICES ― 0.6%
602	Automatic Data Processing, Inc.	$126,444
102	FactSet Research Systems, Inc.	39,226
878	Fiserv, Inc. *	78,116
		243,786
	DENTAL EQUIPMENT AND SUPPLIES MANUFACTURING ― 0.2%
259	Align Technology, Inc. *	61,298

	DEPARTMENT STORES ― 1.0%
3,364	Bath & Body Works, Inc.	90,559
549	Dollar General Corp.	134,747
2,392	TJX Cos. Inc./The	133,593
		358,899
	DIAGNOSTIC IMAGING CENTERS ― 0.2%
755	Quest Diagnostics, Inc.	100,400

	DIRECT INSURANCE (EXCEPT LIFE, HEALTH, AND MEDICAL) CARRIERS ― 1.7%
1,625	Berkshire Hathaway, Inc. - Class B *	443,657
996	Chubb Ltd. (1)	195,794
		639,451
	DIRECT LIFE, HEALTH, AND MEDICAL INSURANCE CARRIERS ― 3.4%
2,086	American International Group, Inc.	106,657
510	Cigna Corp.	134,395
103	Humana, Inc.	48,211
1,196	Marsh & McLennan Cos., Inc.	185,679
768	Travelers Cos. Inc./The	129,892
1,323	UnitedHealth Group, Inc.	679,533
		1,284,367
	ELECTRIC POWER GENERATION, TRANSMISSION AND DISTRIBUTION ― 1.2%
3,154	Pinnacle West Capital Corp.	230,620
7,520	PPL Corp.	204,018
		434,638
	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES ― 3.1%
10,360	Amazon.com, Inc. *	1,100,335
1,005	eBay, Inc.	41,878
		1,142,213
	ELEVATOR AND MOVING STAIRWAY MANUFACTURING ― 0.4%
2,137	Otis Worldwide Corp.	151,022

	FINANCIAL TRANSACTIONS PROCESSING, RESERVE, AND CLEARINGHOUSE ACTIVITIES ― 2.7%
946	Fidelity National Information Services, Inc.	86,720
1,105	Mastercard, Inc.	348,605
1,352	PayPal Holdings, Inc. *	94,424
2,386	Visa, Inc. - Class A	469,780
		999,529
	FOOTWEAR MANUFACTURING ― 0.4%
1,605	NIKE, Inc. - Class B	164,031

	GENERAL MEDICAL AND SURGICAL HOSPITALS ― 0.3%
578	HCA Healthcare, Inc.	97,139

	GENERAL MERCHANDISE STORES, INCLUDING WAREHOUSE CLUBS AND SUPERCENTERS ― 1.1%
477	Costco Wholesale Corp.	228,617
1,645	Walmart, Inc.	199,999
		428,616
	GOLD ORE MINING ― 0.1%
724	Newmont Corp.	43,201

	GROCERY AND RELATED PRODUCT MERCHANT WHOLESALERS ― 0.5%
1,953	Kroger Co./The	92,435
1,480	Sysco Corp.	125,371
		217,806
	HOME CENTERS ― 1.4%
1,188	Home Depot Inc./The	325,833
1,234	Lowe's Cos., Inc.	215,543
		541,376
	HOME HEALTH CARE SERVICES ― 0.3%
523	Intuitive Surgical, Inc. *	104,971

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)(Continued)

Shares		Value
	HOTELS (EXCEPT CASINO HOTELS) AND MOTELS ― 0.4%
993	Marriott International Inc./MD - Class A	$135,058

	INDUSTRIAL GAS MANUFACTURING ― 0.5%
738	CF Industries Holdings, Inc.	63,269
406	Linde PLC (1)	116,737
		180,006
	INDUSTRIAL MACHINERY MANUFACTURING ― 1.0%
729	Applied Materials, Inc.	66,324
4,863	Carrier Global Corp.	173,416
329	KLA Corp.	104,977
116	Lam Research Corp.	49,433
		394,150
	INSURANCE AGENCIES AND BROKERAGES ― 0.6%
441	Aon PLC - Class A (1)	118,929
1,279	Centene Corp. *	108,216
		227,145
	INTERNET PUBLISHING AND BROADCASTING AND WEB SEARCH PORTALS ― 5.4%
428	Alphabet, Inc. - Class A *	932,724
243	Alphabet, Inc. - Class C *	531,550
2,923	Meta Platforms, Inc. - Class A *	471,334
491	Netflix, Inc. *	85,861
		2,021,469
	INVESTMENT BANKING AND SECURITIES DEALING ― 2.1%
194	BlackRock, Inc.	118,154
2,472	Charles Schwab Corp./The	156,181
628	Goldman Sachs Group Inc./The	186,529
2,690	Morgan Stanley	204,601
1,025	T. Rowe Price Group, Inc.	116,450
		781,915
	JANITORIAL SERVICES ― 0.4%
1,010	Ecolab, Inc.	155,298

	LESSORS OF MINIWAREHOUSES AND SELF-STORAGE UNITS ― 0.2%
684	Prologis, Inc.	80,473

	LESSORS OF NONRESIDENTIAL BUILDINGS (EXCEPT MINIWAREHOUSES) ― 0.5%
420	American Tower Corp.	107,348
1,035	Welltower, Inc.	85,232
		192,580
	LESSORS OF OTHER REAL ESTATE PROPERTY ― 1.9%
521	Camden Property Trust	70,064
1,111	Crown Castle International Corp.	187,069
227	Equinix, Inc.	149,144
276	SBA Communications Corp.	88,334
6,630	VICI Properties, Inc.	197,508
		692,119
	MACHINERY, EQUIPMENT, AND SUPPLIES MERCHANT WHOLESALERS ― 0.4%
3,487	Fastenal Co.	174,072

	MANAGEMENT CONSULTING SERVICES ― 0.4%
561	Accenture PLC - Class A (1)	155,762

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 1.6%
1,611	Dominion Energy, Inc.	128,574
2,017	Duke Energy Corp.	216,243
3,268	NextEra Energy, Inc.	253,139
		597,956
	MATERIALS ― 0.1%
606	Mosaic Co./The	28,621

	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING ― 1.4%
734	Becton Dickinson and Co.	180,953
5,312	Boston Scientific Corp. *	197,978
734	Edwards Lifesciences Corp. *	69,796
334	Stryker Corp.	66,443
		515,170

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)(Continued)

Shares		Value
	MOTION PICTURE AND VIDEO PRODUCTION ― 0.8%
2,849	Fox Corp. - Class A	$91,624
2,341	Walt Disney Co. *	220,990
		312,614
	MOTOR VEHICLE AND MOTOR VEHICLE PARTS AND SUPPLIES MERCHANT WHOLESALERS ― 0.3%
905	Copart, Inc. *	98,337

	MOTOR VEHICLE ELECTRICAL AND ELECTRONIC EQUIPMENT MANUFACTURING ― 0.8%
3,055	Raytheon Technologies Corp.	293,616

	NAVIGATIONAL, MEASURING, ELECTROMEDICAL, AND CONTROL INSTRUMENTS MANUFACTURING ― 3.5%
911	Danaher Corp.	230,956
966	Honeywell International, Inc.	167,900
300	IDEXX Laboratories, Inc. *	105,219
546	Illumina, Inc. *	100,661
658	L3Harris Technologies, Inc.	159,039
2,256	Medtronic PLC (1)	202,475
154	Northrop Grumman Corp.	73,700
352	Thermo Fisher Scientific, Inc.	191,235
225	Waters Corp. *	74,471
		1,305,656
	OTHER CONVERTED PAPER PRODUCT MANUFACTURING ― 0.5%
1,524	Kimberly-Clark Corp.	205,969

	OTHER FINANCIAL INVESTMENT ACTIVITIES ― 0.3%
380	S&P Global, Inc.	128,083

	OTHER PLASTICS PRODUCT MANUFACTURING ― 0.5%
1,373	3M Co.	177,680

	OTHER TRAVEL ARRANGEMENT AND RESERVATION SERVICES ― 0.2%
51	Booking Holdings, Inc. *	89,198

	PAPERBOARD MILLS ― 0.5%
1,258	Packaging Corp. of America	172,975

	PETROLEUM REFINERIES ― 2.9%
2,271	Chevron Corp.	328,795
3,250	ConocoPhillips	291,882
3,310	Exxon Mobil Corp.	283,468
1,614	Marathon Petroleum Corp.	132,687
767	Occidental Petroleum Corp.	45,161
		1,081,993
	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 6.3%
1,387	Abbott Laboratories	150,698
2,233	AbbVie, Inc.	342,006
1,000	Amgen, Inc.	243,300
1,619	Bristol-Myers Squibb Co.	124,663
979	Eli Lilly & Co.	317,421
2,589	Gilead Sciences, Inc.	160,026
2,700	Johnson & Johnson	479,278
2,238	Merck & Co, Inc.	204,038
6,228	Pfizer, Inc.	326,534
129	Vertex Pharmaceuticals, Inc. *	36,351
		2,384,315
	PHARMACIES AND DRUG STORES ― 0.4%
1,554	CVS Health Corp.	143,994

	PIPELINE TRANSPORTATION OF NATURAL GAS ― 0.3%
4,097	Kinder Morgan Inc.	68,666
1,674	Williams Cos. Inc./The	52,246
		120,912

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)(Continued)

Shares		Value
	PROFESSIONAL AND COMMERCIAL EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 0.3%
1,364	Henry Schein, Inc. *	$104,673

	RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATIONS EQUIPMENT MANUFACTURING ― 0.5%
376	Motorola Solutions, Inc.	78,810
988	QUALCOMM, Inc.	126,207
		205,017
	REINSURANCE CARRIERS ― 0.3%
336	Everest Re Group Ltd. (1)	94,174

	RESEARCH AND DEVELOPMENT IN THE PHYSICAL, ENGINEERING, AND LIFE SCIENCES ― 0.6%
382	IQVIA Holdings, Inc. *	82,890
225	Regeneron Pharmaceuticals, Inc. *	133,004
		215,894
	RESIDENTIAL BUILDING CONSTRUCTION ― 0.2%
1,044	Lennar Corp.	73,675

	RESIN AND SYNTHETIC RUBBER MANUFACTURING ― 0.6%
1,992	Dow, Inc.	102,807
1,944	DuPont de Nemours, Inc.	108,048
		210,855
	RESTAURANTS AND OTHER EATING PLACES ― 1.5%
104	Chipotle Mexican Grill, Inc. *	135,955
290	Domino's Pizza, Inc.	113,016
813	McDonald's Corp.	200,713
1,863	Starbucks Corp.	142,315
		591,999
	SECURITIES AND COMMODITY EXCHANGES ― 0.3%
539	CME Group, Inc.	110,333

	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 4.8%
1,990	Advanced Micro Devices, Inc. *	152,175
1,797	Amphenol Corp. - Class A	115,691
648	Analog Devices, Inc.	94,666
449	Broadcom, Inc.	218,129
5,428	Intel Corp.	203,061
1,100	Micron Technology, Inc.	60,808
184	Monolithic Power Systems, Inc.	70,663
3,227	NVIDIA Corp.	489,181
1,073	Skyworks Solutions, Inc.	99,403
1,355	Texas Instruments, Inc.	208,196
290	Zebra Technologies Corp. *	85,246
		1,797,219
	SEMICONDUCTOR AND RELATED DEVICE MANUFACTURING ― 0.3%
439	Allegion PLC (1)	42,978
610	NXP Semiconductors NV (1)	90,298
		133,276
	SNACK FOOD MANUFACTURING ― 0.3%
1,664	Mondelez International, Inc.	103,318

	SOAP AND CLEANING COMPOUND MANUFACTURING ― 1.4%
586	Air Products and Chemicals, Inc.	140,921
1,494	Colgate-Palmolive Co.	119,729
1,934	Procter & Gamble Co./The	278,090
		538,740
	SOFT DRINK AND ICE MANUFACTURING ― 1.6%
3,186	Coca-Cola Co./The	200,431
852	Monster Beverage Corp. *	78,980
1,867	Pepsico, Inc.	311,155
		590,566
	SOFTWARE PUBLISHERS ― 8.6%
658	Adobe, Inc. *	240,867
820	Cadence Design Systems, Inc. *	123,025
416	Intuit, Inc.	160,343
8,255	Microsoft Corp.	2,120,132
1,096	Oracle Corp.	76,578
1,869	Salesforce.com, Inc. *	308,460
313	ServiceNow, Inc. *	148,838
433	Take-Two Interactive Software, Inc. *	53,055
		3,231,298
	SOYBEAN AND OTHER OILSEED PROCESSING ― 0.1%
715	Archer-Daniels-Midland Co.	55,484

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)(Continued)

Shares				Value
		SUPPORT ACTIVITIES FOR MINING ― 0.4%
3,831		Schlumberger NV (1)		$136,997

		TELEPHONE APPARATUS MANUFACTURING ― 0.6%
5,337		Cisco Systems, Inc.		227,570

		TELEVISION BROADCASTING ― 0.1%
1,161		Paramount Global - Class B		28,653

		TOBACCO MANUFACTURING ― 0.4%
1,610		Philip Morris International, Inc.		158,971

		TRANSPORTATION ― 0.5%
3,837		CSX Corp.		111,503
2,538		Delta Air Lines, Inc. *		73,526
				185,029
		VENEER, PLYWOOD, AND ENGINEERED WOOD PRODUCT MANUFACTURING ― 0.1%
1,045		Weyerhaeuser Co.		34,610

		WAREHOUSING AND STORAGE ― 0.2%
1,773		Iron Mountain, Inc.		86,327

		WATER, SEWAGE AND OTHER SYSTEMS ― 0.3%
811		American Water Works Co., Inc.		120,652

		WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS ― 2.1%
10,745		AT&T, Inc.		225,215
157		Charter Communications, Inc. *		73,559
5,192		Comcast Corp. - Class A		203,734
5,354		Verizon Communications, Inc.		271,716
2,599		Warner Bros. Discovery, Inc. *		34,879
				809,103

		TOTAL COMMON STOCKS (COST $36,657,523)		$37,026,062

Contracts			Notional ($)	Value
		PURCHASED OPTIONS* ― 2.1%
		Put Option ― 2.1%
97		S&P 500 Index at $3,695, Expires July 29, 2022	36,718,186	788,804
		TOTAL PURCHASED OPTIONS (Premiums paid $744,014)		$788,804

		SHORT TERM INVESTMENT ― 0.3%
112,872		Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 1.382% (2)		112,872
		TOTAL SHORT TERM INVESTMENT (COST $112,872)		$112,872

		TOTAL INVESTMENTS ― 101.0% (Cost $37,514,409)		37,927,738
		Liabilities in Excess of Other Assets ― (1.0)%		(383,518)
		TOTAL NET ASSETS ― 100.0%		$37,544,220

Contracts			Notional ($)	Value
		WRITTEN OPTIONS* ― (1.6)%
		Call Option ― (1.4)%
(97)		S&P 500 Index at $3,905, Expires July 29, 2022	(36,718,186)	(513,615)
		Total Call Option Written (Premiums received $571,236)		$(513,615)

		Put Option ― (0.2)%
(97)		S&P 500 Index at $3,240, Expires July 29, 2022	(36,718,186)	(93,120)
		Total Put Option Written (Premiums received $91,816)		(93,120)
		TOTAL WRITTEN OPTIONS (Premiums received $663,052)		$(606,735)

	*	Non Income Producing.
	(1)	Foreign Issued Security
	(2)	Rate quoted is seven-day yield at period end.

Abbreviations used in this schedule:
PLC ― Public Limited Company

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
June 30, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$37,026,062	$-	$-	$37,026,062
Purchased Options	-	788,804	-	788,804
Short-term Investment	112,872	-	-	112,872
Total	$37,138,934	$788,804	$-	$37,927,738

Liabilities
Written Options	$-	$(606,735)	$-	$(606,735)
Total	$-	$(606,735)	$-	$(606,735)

See the Schedule of Investments for further detail of investment classifications.